The Company and its Significant Accounting Policies - Schedule of Changes in Warrant Liability (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Balance, beginning of year	$ 684	$ 684	$ 296		$ 0
Change in fair value of convertible preferred stock warrant liability	281	(168)	388	154
Conversion of preferred stock warrants to common stock warrants		(516)
Balance, end of year		$ 0	$ 684	$ 296	$ 0